Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2025
Advance to Suppliers, Net [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers, net consisted of the following:
	As of December 31,
	2025	2024
Advance to suppliers	$43,366	$43,194
Less: impairment loss	(43,366)	(43,051)
Advance to suppliers, net	$-	$143

Schedule of Movement of Impairment Loss

The movement of impairment loss for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$43,051	$42,523	$-
Addition during the period	820	1,546	42,478
Reversal during the period	(693)	(897)	-
Effect of exchange rate differences	188	(121)	45
Balance at the end of the year	$43,366	$43,051	$42,523